SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Notes and other explanatory information [abstract]
Outstanding - beginning of year | shares	1,580,826	1,601,657	1,173,320
Outstanding - beginning of year (in CAD per share) | $ / shares	$ 3.79	$ 4.52	$ 2.70
Issued | shares	602,000	387,500	684,999
Issued (in CAD per share) | $ / shares	$ 1.17	$ 1.60	$ 6.71
Exercised | shares		(66,661)	(256,662)
Exercised (in CAD per share) | $ / shares		$ 1.40	$ 2.06
Forfeited | shares	(514,999)	(341,670)
Forfeited (in USD per share) | $ / shares	$ 3.02	$ 5.21
Outstanding - ending of year | shares	1,667,827	1,580,826	1,601,657
Outstanding - end of year (in CAD per share) | $ / shares	$ 3.08	$ 3.79	$ 4.52